UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9/30/2006

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Robshaw & Julian Associates, Inc.

Address:   6255 Sheridan Drive, Suite 400,
           Williamsville, New York  14221


Form 13F File Number: 28-7320


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ James P. Julian
Title:  Vice President
Phone:  716-633-6555

Signature, Place, and Date of Signing:

/s/ James P. Julian              Williamsville, New York              11/10/2006

    [Signature]                       [City, State]                     [Date]

Report  Type  (Check  only  one):

     [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

     [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)



13F File Number  Name

28-7320          Robshaw & Julian Associates, Inc.

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:       0
                                         ------------
Form 13F Information Table Entry Total:  43
                                         ------------
Form 13F Information Table Value Total:  $141,016,290
                                         ------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.] NONE

                                              FORM 13F INFORMATION TABLE

                                                                   SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP    VALUE   PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
GENERAL ELECTRIC CO.           COMMON           369604103  8051039  229309          x       none        x      0    0
WYETH                          COMMON           983024100  7148129  140077          x       none        x      0    0
PEPSICO INC                    COMMON           713448108  6434085  101420          x       none        x      0    0
SYSCO CORP                     COMMON           871829107  5958528  170341          x       none        x      0    0
BP                             COMMON           556221074  5877960   87600          x       none        x      0    0
WAL MART STORES INC            COMMON           931142103  5471903  111037          x       none        x      0    0
AMERICAN INTL GROUP            COMMON           26874107   5211586   77588          x       none        x      0    0
UNITED TECHNOLOGIES            COMMON           913017109  5191354   78992          x       none        x      0    0
PROCTOR & GAMBLE               COMMON           742718109  5026320   79292          x       none        x      0    0
AFLAC INC                      COMMON           1055102    4979382  110850          x       none        x      0    0
PRAXAIR INC.                   COMMON           74005P104  4499169   74675          x       none        x      0    0
MEDTRONIC                      COMMON           585055106  4433531   91075          x       none        x      0    0
GOLDMAN SACHS                  COMMON           38141G104  4266479   22480          x       none        x      0    0
INTEL CORP                     COMMON           458140100  3877585  181705          x       none        x      0    0
UNITED PARCEL                  COMMON           911312106  3728014   50825          x       none        x      0    0
FANNIE MAE                     COMMON           313586109  3713172   62659          x       none        x      0    0
BARCLAYS                       COMMON           06738E204  3622477   66700          x       none        x      0    0
ILLINOIS TOOL WORKS            COMMON           452308109  3616558   75455          x       none        x      0    0
PFIZER                         COMMON           717081103  3553724  133348          x       none        x      0    0
EXXON CORP                     COMMON           302290101  3462013   48474          x       none        x      0    0
MICROSOFT                      COMMON           594918104  3432912  119572          x       none        x      0    0
TEVA                           COMMON           881624209  3234357   98100          x       none        x      0    0
FIFTH THIRD BANCORP            COMMON           316773100  3052510   76600          x       none        x      0    0
STRYKER                        COMMON           863667101  2981837   57025          x       none        x      0    0
ALTRIA                         COMMON           02209s103  2826218   34750          x       none        x      0    0
DONALDSON                      COMMON           257651109  2786285   74202          x       none        x      0    0
MC CORMICK                     COMMON           579780206  2730200   73000          x       none        x      0    0
VANGUARD EMERGING MARKETS      COMMON           922042858  2717939   38525          x       none        x      0    0
VIPERS
ECANA                          COMMON           292505104  2644006   55675          x       none        x      0    0
CISCO                          COMMON           17275R102  2634272  109170          x       none        x      0    0
DENTSPLY                       COMMON           249030107  1968294   62925          x       none        x      0    0
POWERSHARES DYNAMIC BIOTECH &  COMMON           73935X856  1921948  103275          x       none        x      0    0
GENOME
TODCO                          COMMON           88889t107  1916400   56150          x       none        x      0    0
SLM                            COMMON           78442P106  1835236   37700          x       none        x      0    0
J P MORGAN CHASE               COMMON           46625H100  1429842   30140          x       none        x      0    0
3M                             COMMON           88579Y101  1041880   14000          x       none        x      0    0
COCA COLA CO.                  COMMON           191216100   981120   21000          x       none        x      0    0
KIMBERLY CLARK                 COMMON           494368103   947720   14500          x       none        x      0    0
DU PONT E I DE NEMOURS         COMMON           263534109   510670   11150          x       none        x      0    0
BELLSOUTH                      COMMON           79860102    487080   10800          x       none        x      0    0
WELLS FARGO                    COMMON           949746101   303912    8400          x       none        x      0    0
BRISTOL MYERS                  COMMON           110122108   278107   11160          x       none        x      0    0
JOHNSON & JOHNSON              COMMON           478160104   230537    3550          x       none        x      0    0